Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, equity in non-consolidated affiliates and noncontrolling interest	$ 15,294	$ 981	$ 20,867	$ (88,669)	$ 86,022
Tax expense (benefit) using U.S. statutory income tax rate			4,382	(18,621)	30,108
State and foreign taxes			1,141	(3,475)	8,791
Non-deductible stock-based compensation			3,823	1,512	1,441
Other non-deductible expense			709	10,091	(220)
Change to valuation allowance			(2,830)	49,482	(103,212)
Effect of the difference in U.S. federal and local statutory rates			1,422	(152)	(2,939)
Impact of tax reform			0	0	(100,472)
Noncontrolling interests			(3,566)	(2,674)	(4,413)
Impact of foreign operations			3,646	1,711	(2,453)
Adjustment to deferred tax balances			0	(8,865)	0
Other, net			1,589	606	5,011
Income tax provision (benefit)	$ 13,500	$ 748	$ 10,316	$ 29,615	$ (168,358)
Effective income tax rate	76200.00%	88300.00%	49.40%	(33.40%)	(195.70%)